Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid subscriptions	$ 1,041	$ 594
Prepaid inventory testing	291	116
Prepaid conferences and marketing expenses	925	392
Prepaid insurance	472	223
Prepaid deposits	87	764
Other	137	239
Prepaid Expense	$ 2,953	$ 2,328